Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 646,872,372.07
Previously Paid Amount	0.00
Total Fee Amount	99,036.16
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 99,036.16
Narrative - Max Aggregate Offering Price	$ 646,872,372.07
Final Prospectus	true